Warrant Liabilities (Tables)	12 Months Ended
Jun. 30, 2013
Stock Warrants [Abstract]
Assumption Used to Value Warrants
The assumptions used to value the warrants were as follows:

	June 30, 2013	June 30, 2012
Warrants issued on December 20, 2007
Estimated life in years	-	0.50
Risk-free interest rate (1)	-	0.15%
Volatility	-	75%
Dividend paid	-	None
Range of estimated strike prices	-	$33.00-$36.00
Range of estimated probabilities	-	10% - 50%

Warrants issued on June 30, 2008
Estimated life in years	-	1.00
Risk-free interest rate (1)	-	0.21%
Volatility	-	75%
Dividend paid	-	None
Range of estimated strike prices	-	$33.00-$36.00
Range of estimated probabilities	-	10% - 50%

Warrants issued on April 1, 2010
Estimated life in years	1.75	2.75
Risk-free interest rate (1)	0.36%	0.39%
Volatility	72%	78%
Dividend paid	None	None
Estimated probability of a fundamental transaction	50%	15%

(1)   Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the warrant term.